SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details)	Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Charitable donation	$ 21,200
Stock-based compensation	1,208,857
Net operating loss carryforwards	430,649
Total gross deferred tax assets	1,660,706
Valuation allowance	(1,660,706)
Net deferred tax assets
Net deferred tax asset/(liability)